                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-65118


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                    SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
             AMERICAN PATHWAY II VARIABLE ANNUITY DATED MAY 1, 2006
                   POLARIS VARIABLE ANNUITY DATED MAY 1, 2006
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2006
              POLARIS PROTECTOR VARIABLE ANNUITY DATED MAY 1, 2006
               POLARIS ADVISOR VARIABLE ANNUITY DATED MAY 1, 2006
              POLARIS CHOICE II VARIABLE ANNUITY DATED MAY 1, 2006
          POLARIS CHOICE III VARIABLE ANNUITY DATED SEPTEMBER 29, 2006
             POLARIS PLATINUM II VARIABLE ANNUITY DATED MAY 1, 2006
          POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2006
       POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED SEPTEMBER 5, 2006

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                          VARIABLE ANNUITY ACCOUNT ONE
                     SUPPLEMENT TO THE FOLLOWING PROSPECTUS:
                   ICAP II VARIABLE ANNUITY DATED MAY 1, 2006

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                          VARIABLE ANNUITY ACCOUNT FOUR
                     SUPPLEMENT TO THE FOLLOWING PROSPECTUS:
                ANCHOR ADVISOR VARIABLE ANNUITY DATED MAY 1, 2006

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                          VARIABLE ANNUITY ACCOUNT FIVE
                    SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
                  SEASONS VARIABLE ANNUITY DATED JULY 31, 2006
             SEASONS SELECT II VARIABLE ANNUITY DATED JULY 31, 2006
             SEASONS ADVISOR II VARIABLE ANNUITY DATED JULY 31, 2006
            SEASONS TRIPLE ELITE VARIABLE ANNUITY DATED JULY 31, 2006
             SEASONS ELITE VARIABLE ANNUITY DATED SEPTEMBER 29, 2006
       SEASONS PREFERRED SOLUTION VARIABLE ANNUITY DATED SEPTEMBER 5, 2006

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                         VARIABLE ANNUITY ACCOUNT SEVEN
                    SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
    POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED AUGUST 28, 2006
         POLARIS II ASSET MANAGER VARIABLE ANNUITY DATED AUGUST 28, 2006
            POLARIS II A-CLASS VARIABLE ANNUITY DATED AUGUST 28, 2006
               POLARIS PLUS VARIABLE ANNUITY DATED AUGUST 28, 2006

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        Currently, insurance obligations under the contracts and certificates issued by AIG SunAmerica Life Assurance Company are guaranteed by American Home Assurance Company (the "Guarantee"). The Guarantee does not guarantee contract or certificate value or the investment performance of the Variable Portfolios.

        As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee will terminate for prospectively issued contracts and certificates. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full.






Dated:  November 27, 2006


                Please keep this Supplement with your Prospectus